Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt
12.
Debt

Our debt consisted of the following (in millions):

	As of December 31,
	2025	2024
Current portion of long-term debt
3.550% Senior Notes due 2025	-	863.0
2.425% Euro Notes due 2026	587.1	-
Total short-term debt	$587.1	$863.0
Long-term debt
3.050% Senior Notes due 2026	-	600.0
4.700% Senior Notes due 2027	600.0	-
5.350% Senior Notes due 2028	500.0	500.0
3.550% Senior Notes due 2030	257.5	257.5
5.050% Senior Notes due 2030	550.0	-
2.600% Senior Notes due 2031	750.0	750.0
5.200% Senior Notes due 2034	700.0	700.0
4.250% Senior Notes due 2035	253.4	253.4
5.500% Senior Notes due 2035	600.0	-
5.750% Senior Notes due 2039	317.8	317.8
4.450% Senior Notes due 2045	395.4	395.4
2.425% Euro Notes due 2026	-	517.7
1.164% Euro Notes due 2027	587.1	517.7
3.518% Euro Notes due 2032	822.0	724.8
0.930% Swiss Notes Due 2030	265.1	-
1.560% Swiss Notes Due 2035	492.2	-
Debt discount and issuance costs	(46.1)	(34.1)
Adjustment related to interest rate swaps	(112.4)	(158.6)
Total long-term debt	$6,932.0	$5,341.6

In 2025, we redeemed the $863.0 million outstanding principal amount of our 3.550% Senior Notes due 2025 and the $600.0 million outstanding principal amount of our 3.050% Senior Notes due 2026.

On September 4, 2025, we issued two new series of senior unsecured debt securities denominated in Swiss francs, comprising CHF 210.0 million aggregate principal amount of our 0.930% Bonds (the “Swiss Notes due 2030”) and CHF 390.0 million aggregate principal amount of our 1.560% Bonds (the “Swiss Notes due 2035” and together with the Swiss Notes due 2030, the "Swiss Notes"). Interest for these Swiss Notes is payable annually in arrears on September 4 of each year, commencing on September 4, 2026. We received proceeds of $744.0 million from the Swiss Notes.

On February 19, 2025, we completed the offering of $600.0 million aggregate principal amount of our 4.700% Senior Notes due February 19, 2027, $550.0 million aggregate amount of our 5.050% Senior Notes due February 19, 2030, and $600.0 million aggregate principal amount of our 5.500% Senior Notes due February 19, 2035. Interest is payable on these Senior Notes on February 19 and August 19 of each year until maturity. We received proceeds of $1,748.1 million from the 2027 Notes, 2030 Notes and 2035 Notes.

On June 27, 2025, we entered into a new five-year revolving credit agreement (the “2025 Five-Year Credit Agreement”) and a new 364-day revolving credit agreement (the “2025 364-Day Revolving Credit Agreement”), as described below. Borrowings under these credit agreements will be used for general corporate purposes.

The 2025 Five-Year Credit Agreement contains a five-year unsecured revolving facility of $1.5 billion (the “2025 Five-Year Revolving Facility”). The 2025 Five-Year Credit Agreement replaced the previous revolving credit agreement entered into on June 28, 2024 (the “2024 Five-Year Credit Agreement”), which contained a five-year unsecured revolving facility of $1.5 billion (the “2024 Five-Year Revolving Facility”).

The 2025 Five-Year Credit Agreement will mature on June 27, 2030, with two one-year extensions exercisable at our discretion and subject to required lender consent. The 2025 Five-Year Credit Agreement also includes an uncommitted incremental feature allowing us to request an increase of the facility by an aggregate amount of up to $500.0 million.

Borrowings under the 2025 Five-Year Credit Agreement bear interest at floating rates, based upon either an adjusted term secured overnight financing rate (“Term SOFR”) for the applicable interest period or an alternate base rate, in each case, plus an applicable margin determined by reference to our senior unsecured long-term debt credit rating. We pay a facility fee on the aggregate amount of the 2025 Five-Year Revolving Facility at a rate determined by reference to our senior unsecured long-term debt credit rating.

The 2025 Five-Year Credit Agreement contains customary affirmative and negative covenants and events of default for unsecured financing arrangements, including, among other things, limitations on consolidations, mergers, and sales of assets. The 2025 Five-Year Credit Agreement also requires us to maintain a consolidated indebtedness to consolidated EBITDA ratio of no greater than 4.5 to 1.0 as of the last day of any period of four consecutive fiscal quarters (with such ratio subject to increase to 5.0 to 1.0 for a period of time in connection with a qualified material acquisition and certain other restrictions). We were in compliance with all covenants under the 2025 Five-Year Credit Agreement as of December 31, 2025. As of December 31, 2025, there were no outstanding borrowings under the 2025 Five-Year Credit Agreement.

The 2025 364-Day Revolving Credit Agreement is an unsecured revolving credit facility in the principal amount of $1.0 billion (the “2025 364-Day Revolving Facility”). The 2025 364-Day Revolving Credit Agreement replaced a credit agreement entered into on June 28, 2024, which was also a 364-day unsecured revolving credit facility of $1.0 billion (the “2024 364-Day Revolving Facility”). There were no borrowings outstanding under the 2024 364-Day Revolving Facility when it was terminated.

The 2025 364-Day Revolving Facility will mature on June 26, 2026. Borrowings under the 2025 364-Day Revolving Credit Agreement bear interest at floating rates based upon either an adjusted Term SOFR for the applicable interest period or an alternate base rate, in each case, plus an applicable margin determined by reference to our senior unsecured long-term debt credit rating. We pay a facility fee on the aggregate amount of the 2025 364-Day Revolving Facility at a rate determined by reference to our senior unsecured long-term debt credit rating.

The 2025 364-Day Revolving Credit Agreement contains customary affirmative and negative covenants and events of default for an unsecured financing arrangement including, among other things, limitations on consolidations, mergers, and sales of assets. The 2025 364-Day Revolving Credit Agreement also requires us to maintain a consolidated indebtedness to consolidated EBITDA ratio of no greater than 4.5 to 1.0 as of the last day of any period of four consecutive fiscal quarters (with such ratio subject to increase to 5.0 to 1.0 in connection with a qualified material acquisition and certain other restrictions). We were in compliance with all covenants under the 2025 364-Day Revolving Credit Agreement as of December 31, 2025. As of December 31, 2025, there were no outstanding borrowings under the 2025 364-Day Revolving Credit Agreement.

On August 28, 2023, we entered into an uncommitted facility letter (the "Uncommitted Credit Facility"), which provides that from time to time, we may request, and the lender in its absolute and sole discretion may provide, short-term loans. Borrowings under the Uncommitted Credit Facility may be used only for general corporate and working capital purposes. The Uncommitted Credit Facility provides that the aggregate principal amount of outstanding borrowings at any time shall not exceed $300.0 million. Each borrowing under the Uncommitted Credit Facility will mature on the maturity date specified by the lender at the time of the advance, which will be no more than 90 days following the date of the advance. The Uncommitted Credit Facility and borrowings thereunder are unsecured. Borrowings under the Uncommitted Credit Facility bear interest at floating rates, based upon either Term SOFR for the applicable interest period, the prime rate, or lender’s cost of funds, in each case, plus an applicable margin determined at the time of each borrowing. The Uncommitted Credit Facility includes customary affirmative and negative covenants and events of default for unsecured uncommitted financing arrangements. We were in compliance with all covenants under the Uncommitted Credit Facility as of December 31, 2025. As of December 31, 2025, there were no outstanding borrowings under the Uncommitted Credit Facility.

Borrowings under our revolving credit facilities have been executed with underlying notes that have maturities of three months or less. At maturity of the underlying note, we elect to either repay the note, borrow the same amount, or some combination thereof. On our consolidated statements of cash flows, we present the borrowings and repayments of these underlying notes as net cash inflows or outflows due to their short-term nature.

The estimated fair value of our senior notes, which includes our Euro and Swiss notes, as of December 31, 2025, based on quoted prices for the specific securities from transactions in over-the-counter markets (Level 2), was $7,603.8 million.

At December 31, 2025 and 2024, the weighted average interest rate for our borrowings was 3.8 percent and 3.7 percent, respectively. We paid $298.4 million, $200.8 million, and $200.6 million in interest during 2025, 2024, and 2023, respectively.